Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives	12 Months Ended
Dec. 31, 2013
Building [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Estimated useful life (Years)	36 years
Estimated residual value	0.00%
Furniture and Fixtures [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Estimated useful life (Years)	3 years
Estimated residual value	0.00%
Furniture and Fixtures [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	3.00%
Automobiles [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	0.00%
Automobiles [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Estimated useful life (Years)	10 years
Estimated residual value	3.00%
Leasehold Improvements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	0.00%